Related Party Transactions (Narrative) (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 24, 2016 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 24, 2016 CNY (¥) shares
Related Party Transaction [Line Items]
Due to related parties (matching loans from related parties)		$ 642,968,000		$ 396,192,000
Due from Related Party (matching loans)		614,754,000		385,782,000
Interest income		25,155,000		22,162,000		$ 11,250,000
Interest expense		8,769,000		4,372,000		3,727,000
Foreign currency exchange gain/(loss)		1,320,000		(5,196,000)		5,108,000
Changyou.com Limited [Member]
Related Party Transaction [Line Items]
Due to related parties (matching loans from related parties)		610,250,000		0
Sohu [Member]
Related Party Transaction [Line Items]
Due to related parties (matching loans from related parties)		610,250,000		365,000,000
Due from Related Party (matching loans)		583,147,000		353,777,000
Fox Financial [Member]
Related Party Transaction [Line Items]
Due to related parties (matching loans from related parties)		32,718,000		31,192,000
Due from Related Party (matching loans)		31,607,000		32,005,000
Loan Agreements [Member] | Changyou.com Limited [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties		565,700,000		353,800,000		318,200,000				¥ 3,880.0	¥ 2,310.0	¥ 2,210.0
Loan Agreements [Member] | Changyou.com Limited [Member] | Fox Financial [Member]
Related Party Transaction [Line Items]
Loans drawn down from related parties		28,400,000		29,800,000		28,100,000				195.0	¥ 195.0	¥ 195.0
Loans repaid to related parities						12,300,000	¥ 80.0
Interest paid						700,000	¥ 4.7
Loan Agreements [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Interest income		15,858,000		13,006,000		9,799,000
Interest expense		$ 8,250,000		$ 3,648,000		$ 3,065,000
Loan Agreements [Member] | Sohu [Member] | Changyou.com Limited [Member]
Related Party Transaction [Line Items]
Term of agreement		1 year	1 year	1 year	1 year	1 year	1 year	1 year
Loans drawn down from related parties		$ 602,000,000		$ 365,000,000		$ 350,000,000
Interest income		15,900,000		13,000,000		9,800,000
Interest expense		8,300,000		3,600,000		$ 3,100,000
Loan Agreements [Member] | Fox Financial [Member] | Changyou.com Limited [Member]
Related Party Transaction [Line Items]
Term of agreement						1 year	1 year	1 year	1 year
Loans drawn down from related parties		30,800,000		29,800,000		$ 28,100,000
Interest income		1,100,000		1,200,000		1,200,000
Interest expense		500,000		700,000		700,000
Loans repaid to related parities						12,900,000		$ 100.0
Interest paid						200,000		$ 1.4
Foreign currency exchange gain/(loss)		(1,000,000)		(1,800,000)		1,900,000
Supplemental agreement [Member] | Fox Financial [Member] | Changyou.com Limited [Member]
Related Party Transaction [Line Items]
Due to related parties (matching loans from related parties)		32,700,000
Due from Related Party (matching loans)		31,600,000								¥ 216.9
Sohu Loan Agreement [Member] | Changyou.com Limited [Member]
Related Party Transaction [Line Items]
Interest income		8,200,000		8,000,000		200,000
Loans between related parties reclassified to other non-current assets		72,900,000	¥ 500.0	76,500,000	¥ 500.0
Sohu Loan Agreement [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Advances Received				76,500,000	¥ 500.0	72,100,000	¥ 500.0
Sohu Loan Agreement [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Interest income		$ 8,246,000		$ 7,999,000		$ 207,000
Sohu Loan Agreement [Member] | AmazGame [Member] | Sohu Media [Member]
Related Party Transaction [Line Items]
Loans may borrow from related parties	$ 148,640,000												¥ 1,000.0
Annual rate	6.00%
Sohu Share Pledge Agreement [Member] | Changyou.com Limited [Member] | Sohu Game [Member] | Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Shares pledged | shares	21,847,751												21,847,751